ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	COMMUNICATIONS — 13.7%
16,500	Activision Blizzard, Inc.	$1,517,835
8,000	IAC, Inc.*	442,640
144,500	Liberty Global PLC - Class C*[1,2]	2,866,880
61,000	Liberty Latin America Ltd. - Class C*[2]	546,560
210,000	Vodafone Group PLC - ADR[1]	1,957,200
		7,331,115
	CONSUMER DISCRETIONARY — 21.4%
134,000	Cie Plastic Omnium S.E.	2,350,754
42,000	General Motors Co.[1]	1,407,420
211,000	Haier Smart Home Co., Ltd. - Class D	249,805
26,000	Lennar Corp.	2,773,160
24,200	Magna International, Inc.[2]	1,423,444
157,000	Nerdy, Inc.*	734,760
100,000	Victoria PLC*	718,267
177,467	Vistry Group PLC	1,755,898
		11,413,508
	CONSUMER STAPLES — 0.6%
300,000	Greencore Group PLC*	320,180
	ENERGY — 1.7%
5,507	Chevron Corp.	887,178
	FINANCIALS — 27.8%
275,000	Barclays PLC - ADR[1]	2,065,250
100,753	Burford Capital Ltd.	1,390,185
48,500	Citigroup, Inc.[1]	2,002,565
5,200	Fairfax Financial Holdings Ltd.[1,2]	4,287,296
62,000	Jefferies Financial Group, Inc.[1]	2,212,780
40,000	Power Corp. of Canada	1,092,362
109,952	Protector Forsikring A.S.A.	1,752,982
		14,803,420
	HEALTH CARE — 2.6%
47,000	Medmix A.G.[3]	1,399,253
	INDUSTRIALS — 19.6%
18,000	AerCap Holdings N.V.*[2]	1,107,360
21,000	Ashtead Group PLC	1,464,908
17,500	DCC PLC	957,539
10,000	FedEx Corp.	2,610,200
70,000	ISS A/S	1,242,536

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
30,000	Sulzer A.G.	$3,047,676
		10,430,219
	MATERIALS — 2.1%
810,000	Eurocell PLC	1,138,966
	REAL ESTATE — 1.8%
127,733	Five Point Holdings LLC - Class A*	389,586
7,000	Howard Hughes Holdings, Inc.*	550,550
		940,136
	TECHNOLOGY — 2.1%
20,000	Dell Technologies, Inc. - Class C	1,124,800
	TOTAL COMMON STOCKS
	(Cost $46,788,654)	49,788,775
	PREFERRED STOCKS — 1.7%
	ENERGY — 1.7%
3,357	Elk Liquidating Trust *[4,5,6]	86,232
3,073	EPI Preferred Holdings, Inc.[4,5,6]	829,710
		915,942
	TOTAL PREFERRED STOCKS
	(Cost $356,451)	915,942

Principal Amount
	SHORT-TERM INVESTMENTS — 4.5%
$2,377,469	UMB Bank Demand Deposit, 0.01%[7]	2,377,469
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,377,469)	2,377,469
	TOTAL INVESTMENTS — 99.6%
	(Cost $49,522,574)	53,082,186
	Other Assets in Excess of Liabilities — 0.4%	209,905
	TOTAL NET ASSETS — 100.0%	$53,292,091

Number of Shares
	SECURITIES SOLD SHORT — (0.9)%
	EXCHANGE-TRADED FUNDS — (0.9)%
(2,500)	iShares Russell 2000 ETF	(471,525)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(471,525)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(471,525)

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $7,957,445, which represents 14.9% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,399,253 which represents 2.6% of total net assets of the Fund.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represent 1.7% of total net assets of the Fund. The aggregate value of these securities is $915,942.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.